Mineral, Royalty and Other Interests - Additional Information (Detail) $ in Thousands			1 Months Ended		12 Months Ended
	Jan. 18, 2019 USD ($)	Jan. 17, 2018 USD ($)	Apr. 03, 2019 USD ($) oz	Aug. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / carat oz	Dec. 31, 2018 USD ($) $ / per_Oz
Disclosure of property plant and equipment and exploration and evaluation [line items]
(Gain) on mineral interest disposal and other					$ (74)	$ 498
Impairment of mineral, royalty and other interests					2,660	4,475
Convertible Debenture [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Financing package amounts			$ 10,000
Private placement [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Financing package amounts			$ 7,500
Gualcamayo [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Impairment of mineral, royalty and other interests						4,500
Impairment of mineral, royalty and other interests, net of tax						$ 3,200
Fair value assumption used for life of mine, years						3 years
Fair value assumption commodity price used | $ / per_Oz						1,300
Discount rate used in current measurement of fair value less costs of disposal						4.00%
Description of key assumptions on which management has based determination of fair value less costs of disposal						Key assumptions used in the cash flow forecast were: a 3 year mine life, a gold price of $1,300 and a 4% discount rate.
Gualcamayo [member] | Level 3 of fair value hierarchy [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Recoverable amount of asset or cash-generating unit						$ 2,500
Hounde [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage		2.00%
Acquisition of mineral, royalty and other interests		$ 45,000
Koricancha Gold Stream [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value of financial instruments received on disposal				$ 4,300
(Gain) on mineral interest disposal and other				$ (400)
Fruta del Norte Project [member] | ECUADOR | Major purchases of assets [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage	0.90%
Acquisition of mineral, royalty and other interests	$ 32,800
Relief Canyon [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage			4.00%
Stream agreement term			5 years 6 months
Extended life of mines			6 months
Percentage of life of mine gold or relevant commodity			4.00%
Metal advance conditional on commencement					$ 25,000
Stream and royalty buy back option | oz			4,000
Premium of annual purchase options			10.00%
Percentage of purchase option exercised			4.00%
Adjustments to stream			2.00%
Reduced NSR percentage if purchase option exercised			1.00%
Relief Canyon [member] | Gold commodity type [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Threshold, percentage life of mine or relevant weight commodity change | oz			32,022		32,022
Relief Canyon [member] | Major purchases of assets [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Financing package amounts			$ 25,000
Financing package agreement aggregate amounts			$ 42,500
Diavik [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Impairment of mineral, royalty and other interests					$ 2,400
Fair value assumption used for life of mine, years					3 years
Discount rate used in current measurement of fair value less costs of disposal					4.00%
Description of key assumptions on which management has based determination of fair value less costs of disposal					Key assumptions used in the cash flow forecast were: a mine life of approximately 3 years, a diamond price ranging from $110 - $130 per carat and a 4% discount rate.
Diavik [member] | Level 3 of fair value hierarchy [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Recoverable amount of asset or cash-generating unit					$ 19,800
Bottom of Range [member] | Relief Canyon [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage			1.40%
Percentage of fixed cash payment			30.00%
Bottom of Range [member] | Diavik [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / carat					110
Top of Range [member] | Relief Canyon [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage			2.80%
Percentage of fixed cash payment			65.00%
Top of Range [member] | Diavik [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / carat					130